FINANCIAL INSTRUMENTS -Narrative (Details) $ in Millions		1 Months Ended
	Jan. 31, 2020 USD ($)	Jan. 31, 2020 USD ($)
Three Point Eight Five Percent BGC Notes Due 2022 [Member]
Disclosure of financial assets [line items]
Repayments of non-current borrowings	$ 337
Borrowings, interest rate (as percent)	3.85%	3.85%
Gain (loss) arising from difference between carrying amount of financial liability extinguished and consideration paid	$ 15
Acacia Credit Facility [Member]
Disclosure of financial assets [line items]
Repayments of non-current borrowings		$ 14